Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Income from continuing operations	¥397,349	¥354,825	¥468,370
Other comprehensive income (loss) (Note 16)	50,100	(128,200)	43,359
Additional paid-in capital (Note 16)	(34,823)	—	(28,808)

Total income taxes	¥412,626	¥226,625	¥482,921

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2015	2016	2017
Statutory tax rate	35.60%	33.03%	30.83%
Expenses not deductible for tax purposes	0.42	0.23	1.36
Tax credits	(4.54)	(4.19)	(2.73)
Net change in valuation allowance	1.26	(5.82)	13.29
Effect of changes in the enacted tax rates	5.19	2.19	—
Equity in earnings (losses) of affiliated companies	0.11	0.07	0.40
Net effect of Verio Inc.’s worthless stock deduction	—	—	(13.16)
Other	(0.79)	1.18	0.67

Effective tax rate	37.25%	26.69%	30.66%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥531,614	¥505,000
Accrued enterprise tax	21,659	14,551
Property, plant, equipment, software and other	358,883	354,481
Compensated absences	76,631	77,275
Accrued bonus	32,771	34,386
Unamortized purchases of leased assets	5,801	4,035
Operating loss carryforwards	198,155	393,703
Accrued liabilities for loyalty programs	34,284	38,645
Deferred revenues regarding “Zutto Kurikoshi” and “Packet Kurikoshi”	15,820	9,235
Investments in affiliates	96,623	91,070
Marketable securities and other investments	16,278	25,715
Accounts receivable, trade	25,927	34,724
Other	147,307	149,529

Total gross deferred tax assets	1,561,753	1,732,349
Less—Valuation allowance	(167,147)	(379,493)

Total deferred tax assets	1,394,606	1,352,856

Deferred tax liabilities:
Unrealized gains on securities	(46,367)	(51,566)
Investment in subsidiary, principally arising upon issuance of stock	(207,594)	(168,961)
Property, plant, equipment and other	(122,843)	(123,137)
Identifiable intangible assets	(79,232)	(71,770)
Investments in affiliates	(45,038)	(45,527)
Prepaid pension costs	(25,080)	(31,479)
Other	(32,115)	(36,991)

Total gross deferred tax liabilities	(558,269)	(529,431)

Net deferred tax assets	¥836,337	¥823,425

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2016 and 2017 are included in the consolidated balance sheets as follows:

	2016	2017
	Millions of yen
Deferred income taxes (current assets)	¥260,446	¥228,590
Deferred income taxes (investments and other assets)	746,561	768,871
Other current liabilities	(4,123)	(7,285)
Deferred income taxes (long-term liabilities)	(166,547)	(166,751)

Total	¥836,337	¥823,425

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2017, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥1,177,661 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies by each tax jurisdiction as follows:

Year ended March 31, 2017	Millions of yen
Within 5 years	¥91,391
6 to 20 years	961,603
Indefinite periods	124,667

Total	¥1,177,661

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2016
Millions of yen
Balance at March 31 2015	¥5,754
Increase in tax position of current year	491
Decrease in tax position of prior year	(1,302)
Foreign currency translation adjustments	362

Balance at March 31, 2016	¥5,305

2017
Millions of yen
Balance at March 31, 2016	¥5,305
Increase in tax position of current year	1,012
Decrease in tax position of prior year	(1,060)
Foreign currency translation adjustments	(199)

Balance at March 31, 2017	¥5,058